UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _6/30/15

Item 1. Schedule of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2015 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.2%
New York 99.2%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22	$4,090,000	$4,546,730
Allegany County GO, Public Improvement, Refunding, BAM Insured, 5.00%,
9/15/24	1,135,000	1,379,161
9/15/26	1,245,000	1,482,247
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	3,286,809
1/15/28	4,420,000	4,351,799
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,631,826
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,474,996
5.25%, 5/01/24	16,520,000	18,910,279
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,127,533
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,086,341
4.00%, 12/15/20	1,110,000	1,252,624
Islip Union Free School District GO, Suffolk County, Refunding, NATL Insured, 5.00%, 7/01/18	2,215,000	2,221,468
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,622,150
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,209,350
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,157,858
4.75%, 6/01/23	2,860,000	3,183,409
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%,
5/01/26	5,000,000	5,805,600
5/01/29	9,645,000	10,944,278
5/01/29	1,175,000	1,363,787
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,403,374
7/01/27	6,220,000	7,202,822
MTA Dedicated Tax Fund Revenue, Refunding, Series A, zero cpn., 11/15/32	70,000,000	36,047,900
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,699,874
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,377,500
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,267,912
Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,249,596
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,000,000
5.75%, 7/01/18	1,310,000	1,488,867
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,229,105
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,688,374
Series A, 4.25%, 12/01/23	5,615,000	6,198,230
Series B, 4.25%, 12/01/23	5,925,000	6,540,430
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,322,920
New York City GO,
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	375,000	376,234
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	326,316
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	542,795
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,271,050
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,011,100
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,849,600
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	10,160,659
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,759,900
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/16	125,000	125,424
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	3,061,074
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	8,780,400
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	8,785,637
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series DD, 5.00%, 6/15/23	6,000,000	7,179,300

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Series DD, 5.00%, 6/15/29	7,790,000	8,977,430
Series EE, 5.00%, 6/15/28	8,000,000	9,162,960
Series FF, 5.00%, 6/15/22	6,800,000	8,057,864
Series GG, 5.00%, 6/15/27	10,000,000	11,830,800
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	587,642
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,425,366
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,131,510
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,493,056
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,422,400
Fiscal 2011, Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,344,200
Fiscal 2012, Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,902,200
New York City Recovery, Fiscal 2003, Sub Series 13, 5.00%, 11/01/22	6,800,000	8,085,540
Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	91,644
Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,415,992
Subordinate, Refunding, Series C, 4.00%, 11/01/17	5,000,000	5,356,150
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	75,000	80,777
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	6,265,000	6,747,593
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,450,400
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	11,301,690
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/20	5,775,000	5,872,136
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative Educational Services Issue, XLCA
Insured, Pre-Refunded, 5.00%, 8/15/21	5,340,000	5,819,692
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	9,302,400
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.25%, 7/01/16	500,000	510,215
Department of Health, Refunding, 5.25%, 7/01/17	5,000,000	5,017,100
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,785,067
Department of Health, Refunding, Sub Series 2, NATL Insured, 5.00%, 7/01/18	5,000,000	5,016,150
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,361,168
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 2/01/18	2,975,000	2,984,907
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	565,875
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,964,558
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,470,400
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/19	2,500,000	2,695,650
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/20	3,670,000	3,957,214
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,698,660
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,434,280
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.375%, 5/15/21	1,980,000	2,098,820
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.50%, 5/15/22	2,000,000	2,096,520
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.625%, 5/15/23	2,000,000	2,099,480
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.75%, 5/15/24	2,000,000	2,099,620
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1,
4.00%, 1/15/21	13,510,000	14,551,891
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Sub
Series 2-2, 5.00%, 1/15/21	6,675,000	7,310,994
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,514,590
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,160,780
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,516,216
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,163,120
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,639,200
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,125,298
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.00%, 5/01/23	2,000,000	2,159,740
Non-State Supported Debt, North Shore-Long Island Jewish Obligation Group, Refunding, Series A, 5.00%, 5/01/27	6,000,000	6,865,560
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,037,778
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,037,384

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,405,750
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,222,780
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,255,600
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty, Pre-Refunded, 7.25%,
10/01/28	7,615,000	9,113,175
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,231,351
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,551,688
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,424,230
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,604,440
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	16,568,798
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,731,050
Non-State Supported Debt, St. John's University, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/24	1,000,000	1,081,560
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,403,463
Non-State Supported Debt, University of Rochester, Series A-1, Pre-Refunded, 5.00%, 7/01/22	500,000	532,655
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured, 5.50%, 7/01/22	10,000,000	12,032,800
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,165,320
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B, BHAC Insured, 5.00%,
7/01/21	10,160,000	11,352,682
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%,
7/01/22	9,240,000	11,237,965
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/21	1,980,000	2,070,545
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/22	1,730,000	1,809,113
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	5,405,000	6,035,007
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	3,460,000	3,863,298
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	5,400,000	6,031,206
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/19	65,000	72,938
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/20	40,000	44,884
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/21	75,000	84,158
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	8,407,910
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,678,452
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,519,680
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,270,307
Refunding, Series A, 5.00%, 3/15/26	15,000,000	17,966,550
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,387
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution,
Series A, 5.00%, 6/15/26	5,545,000	6,612,690
[a] Subordinate, Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,695,752
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,265,915
New York State GO,
Series A, 5.00%, 3/15/26	5,195,000	6,351,563
Series E, 3.25%, 12/15/26	10,520,000	10,891,461
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,060,061
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,690,100
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,588,020
2/15/21	5,790,000	6,649,989
2/15/22	4,615,000	5,221,503
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,569,000
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,453,800
Series I, 5.00%, 1/01/25	5,000,000	5,779,750

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	4,330,000	4,378,193
Series B, 5.00%, 4/01/18	5,000,000	5,474,950
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/21	670,000	677,651
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,762,200
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,802,050
Series B, 5.00%, 4/01/21	5,000,000	5,699,950
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%,
3/15/21	10,000,000	11,375,800
3/15/26	5,000,000	5,788,450
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,445,300
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,771,567
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,268,226
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/22	1,500,000	1,702,485
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/23	2,500,000	2,837,475
State Personal Income Tax, Series E, 5.00%, 3/15/22	5,000,000	5,897,250
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	13,775,000	14,780,024
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%, 7/15/29	7,060,000	7,847,472
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Eighty-Fourth Series, Refunding, 5.00%,
9/01/25	2,655,000	3,182,920
9/01/28	3,250,000	3,789,403
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	12,571,320
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	12,000,000	13,333,800
Suffolk County GO, Refunding,
AGMC Insured, 5.00%, 2/01/23	5,045,000	5,959,356
Series A, 5.00%, 4/01/19	3,435,000	3,880,863
Series A, 5.00%, 4/01/20	2,240,000	2,512,474
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,479,946
4/15/18	1,050,000	1,132,383
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,449,600
Refunding, Sub Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,667,895
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	3,066,882
11/15/28	2,995,000	3,474,559
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,139,160
Total Municipal Bonds (Cost $983,366,837) 99.2%		1,038,548,265

Other Assets, less Liabilities 0.8%		8,821,950
Net Assets 100.0%		$1,047,370,215

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
EDC	-	Economic Development Corp.
FGIC	-	Financial Guaranty Insurance Co.
GO	-	General Obligation
HDC	-	Housing Development Corp.
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2015 (unaudited) (continued)

IDC	-	Industrial Development Corp.
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$983,282,883

Unrealized appreciation	$57,579,327
Unrealized depreciation	(2,313,945)
Net unrealized appreciation (depreciation)	$55,265,382

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  August 27, 2015

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  August 27, 2015